Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000011358 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011358 | MicroStrategy, Inc.FR_594972AT8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011358 | NextEra Energy Capital Holdings, Inc.FR_65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011358 | Snowflake, Inc.FR_833445AC3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011358 | Live Nation Entertainment, Inc.FR_538034BB4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011358 | Datadog, Inc.FR_23804LAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011358 | Southern CompanyFR_842587DP9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011358 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011358 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011358 | Booking Holdings, Inc.FR_09857LAN8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000011358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000011358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011358 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011358 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000011358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011358 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011360 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011360 | MicroStrategy, Inc.FR_594972AT8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011360 | NextEra Energy Capital Holdings, Inc.FR_65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011360 | Snowflake, Inc.FR_833445AC3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011360 | Live Nation Entertainment, Inc.FR_538034BB4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011360 | Datadog, Inc.FR_23804LAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011360 | Southern CompanyFR_842587DP9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011360 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011360 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011360 | Booking Holdings, Inc.FR_09857LAN8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011360 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000011360 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000011360 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011360 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011360 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000011360 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011360 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011360 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011360 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011360 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011360 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011360 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011361 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011361 | MicroStrategy, Inc.FR_594972AT8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011361 | NextEra Energy Capital Holdings, Inc.FR_65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011361 | Snowflake, Inc.FR_833445AC3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011361 | Live Nation Entertainment, Inc.FR_538034BB4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011361 | Datadog, Inc.FR_23804LAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011361 | Southern CompanyFR_842587DP9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011361 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011361 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011361 | Booking Holdings, Inc.FR_09857LAN8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011361 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000011361 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000011361 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011361 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011361 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000011361 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011361 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011361 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011361 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011361 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011361 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011361 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000129591 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129591 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129591 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129591 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129591 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129591 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129591 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129591 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129591 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129591 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129591 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000129591 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129591 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000129591 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129591 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000129591 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129591 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000129591 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129591 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129591 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129591 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129591 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129592 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129592 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129592 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129592 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129592 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129592 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129592 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129592 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129592 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129592 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129592 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000129592 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129592 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000129592 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129592 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000129592 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129592 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000129592 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129592 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129592 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129592 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129592 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129593 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129593 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129593 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129593 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129593 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129593 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129593 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129593 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129593 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129593 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129593 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000129593 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129593 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000129593 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129593 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000129593 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129593 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000129593 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129593 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129593 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129593 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129593 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064541 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064541 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000064541 | Xiaomi Best Time International, Ltd.FR_ACI1T81L7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064541 | Goldman Sachs Finance Corp. International, Ltd.FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064541 | Eastroc Beverage Group Company, Ltd.FR_BP91NL902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064541 | Bharti Airtel, Ltd.FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064541 | ICICI Bank, Ltd. (ADR)FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064541 | Hanwha Aerospace Company, Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064541 | Meritz Financial Group, Inc.FR_B4WRJD909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064541 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064541 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000064541 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000064541 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064541 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000064541 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064541 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000064541 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064541 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064541 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064541 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064541 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064543 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064543 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000064543 | Xiaomi Best Time International, Ltd.FR_ACI1T81L7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064543 | Goldman Sachs Finance Corp. International, Ltd.FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064543 | Eastroc Beverage Group Company, Ltd.FR_BP91NL902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064543 | Bharti Airtel, Ltd.FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064543 | ICICI Bank, Ltd. (ADR)FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064543 | Hanwha Aerospace Company, Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064543 | Meritz Financial Group, Inc.FR_B4WRJD909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064543 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064543 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000064543 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000064543 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064543 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000064543 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064543 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000064543 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064543 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064543 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064543 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064543 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064544 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064544 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000064544 | Xiaomi Best Time International, Ltd.FR_ACI1T81L7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064544 | Goldman Sachs Finance Corp. International, Ltd.FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064544 | Eastroc Beverage Group Company, Ltd.FR_BP91NL902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064544 | Bharti Airtel, Ltd.FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064544 | ICICI Bank, Ltd. (ADR)FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064544 | Hanwha Aerospace Company, Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064544 | Meritz Financial Group, Inc.FR_B4WRJD909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064544 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064544 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000064544 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000064544 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064544 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000064544 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064544 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000064544 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064544 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064544 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064544 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150496 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150496 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150496 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150496 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150496 | Eni S.p.AFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150496 | NCL Corp., Ltd.FR_62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150496 | Rivian Automotive, Inc.FR_76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150496 | Sanrio Company, Ltd.FR_ACI2LH588
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150496 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150496 | MakeMyTrip, Ltd.FR_56087FAB0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150496 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000150496 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000150496 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150496 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150496 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150496 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150496 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150496 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150496 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150496 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150496 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150496 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150497 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150497 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150497 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150497 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150497 | Eni S.p.AFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150497 | NCL Corp., Ltd.FR_62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150497 | Rivian Automotive, Inc.FR_76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150497 | Sanrio Company, Ltd.FR_ACI2LH588
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150497 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150497 | MakeMyTrip, Ltd.FR_56087FAB0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150497 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000150497 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000150497 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150497 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150497 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150497 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150497 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150497 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150497 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150497 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150497 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150497 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150498 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150498 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150498 | JD.com, Inc.FR_47215PAH9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150498 | Trip.com Group, Ltd.FR_89677QAA5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150498 | Eni S.p.AFR_ACI2JPYV0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150498 | NCL Corp., Ltd.FR_62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150498 | Rivian Automotive, Inc.FR_76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150498 | Sanrio Company, Ltd.FR_ACI2LH588
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150498 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150498 | MakeMyTrip, Ltd.FR_56087FAB0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150498 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000150498 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000150498 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150498 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150498 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150498 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150498 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150498 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150498 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150498 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150498 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150498 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043702 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043702 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043702 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043702 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043702 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043702 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043702 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043702 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043702 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043702 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043702 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000043702 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000043702 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043702 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000043702 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000043702 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000043702 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043702 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000043702 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043702 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043704 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043704 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043704 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043704 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043704 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043704 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043704 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043704 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043704 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043704 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043704 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000043704 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000043704 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043704 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000043704 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000043704 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000043704 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043704 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000043704 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043704 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043705 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043705 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043705 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043705 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043705 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043705 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043705 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043705 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043705 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043705 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043705 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000043705 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000043705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043705 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000043705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000043705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000043705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000043705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043705 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220409 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220409 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220409 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220409 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220409 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220409 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220409 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220409 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220409 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220409 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220409 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000220409 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000220409 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220409 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000220409 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000220409 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000220409 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220409 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220409 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220409 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011374 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011374 | Snowflake, Inc.FR_833445AC3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011374 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011374 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011374 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011374 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011374 | Goldman Sachs Finance Corp. International, Ltd.FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011374 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011374 | Southern CompanyFR_842587DY0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011374 | Spotify USA, Inc.FR_84921RAB6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011374 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000011374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000011374 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011374 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011374 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011374 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011374 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000011374 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011374 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011374 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011376 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011376 | Snowflake, Inc.FR_833445AC3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011376 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011376 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011376 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011376 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011376 | Goldman Sachs Finance Corp. International, Ltd.FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011376 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011376 | Southern CompanyFR_842587DY0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011376 | Spotify USA, Inc.FR_84921RAB6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011376 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000011376 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000011376 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011376 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011376 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000011376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011376 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011376 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011376 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011377 | Boeing CompanyFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011377 | Snowflake, Inc.FR_833445AC3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011377 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011377 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011377 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011377 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011377 | Goldman Sachs Finance Corp. International, Ltd.FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011377 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011377 | Southern CompanyFR_842587DY0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011377 | Spotify USA, Inc.FR_84921RAB6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011377 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000011377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000011377 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011377 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000011377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011377 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011377 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011362 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011362 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011362 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011362 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011362 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011362 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011362 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011362 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011362 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011362 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011362 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000011362 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011362 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011362 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011362 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011362 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011362 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000011362 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011362 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011362 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011362 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011362 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011364 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011364 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011364 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011364 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011364 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011364 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011364 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011364 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011364 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011364 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011364 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000011364 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011364 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011364 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011364 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011364 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011364 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000011364 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011364 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011364 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011364 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011364 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011365 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011365 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011365 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011365 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011365 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011365 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011365 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011365 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011365 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011365 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011365 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000011365 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011365 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011365 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011365 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011365 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011365 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000011365 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011365 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011365 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011365 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011365 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220407 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220407 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220407 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220407 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220407 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220407 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220407 | JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220407 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220407 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220407 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220407 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000220407 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220407 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220407 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220407 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220407 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220407 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000220407 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220407 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220407 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220407 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220407 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011370 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011370 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011370 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011370 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011370 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011370 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011370 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011370 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011370 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011370 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000011370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000011370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000011370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011370 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011370 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011372 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011372 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011372 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011372 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011372 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011372 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011372 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011372 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011372 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011372 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011372 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000011372 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000011372 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000011372 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011372 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011372 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011372 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011372 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011372 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011372 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011372 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011373 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011373 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011373 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011373 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011373 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011373 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011373 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011373 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011373 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011373 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011373 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000011373 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000011373 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000011373 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011373 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011373 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011373 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011373 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011373 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011373 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011373 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011346 | Amneal Pharmaceuticals, LLCFR_03167DAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011346 | OCI, NVFR_67116NAA7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Burford Capital Global Financial, LLCFR_12116LAC3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Ford Motor Credit Company, LLCFR_345397ZR7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | CCO Holdings, LLC / CCO Holdings Capital Corp.FR_1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Aptiv Swiss Holdings, Ltd.FR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Ford Motor Credit Company, LLCFR_345397B51
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Venture Global LNG, Inc.FR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011346 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000011346 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011346 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011346 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011346 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011346 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000011346 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011346 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011346 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011346 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011346 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011346 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011346 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011348 | Amneal Pharmaceuticals, LLCFR_03167DAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011348 | OCI, NVFR_67116NAA7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Burford Capital Global Financial, LLCFR_12116LAC3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Ford Motor Credit Company, LLCFR_345397ZR7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | CCO Holdings, LLC / CCO Holdings Capital Corp.FR_1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Aptiv Swiss Holdings, Ltd.FR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Ford Motor Credit Company, LLCFR_345397B51
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Venture Global LNG, Inc.FR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000011348 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011348 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011348 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011348 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011348 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000011348 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011348 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011348 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011348 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011348 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011348 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011348 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011349 | Amneal Pharmaceuticals, LLCFR_03167DAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011349 | OCI, NVFR_67116NAA7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Burford Capital Global Financial, LLCFR_12116LAC3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Jefferies Finance, LLC / JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Ford Motor Credit Company, LLCFR_345397ZR7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | CCO Holdings, LLC / CCO Holdings Capital Corp.FR_1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Aptiv Swiss Holdings, Ltd.FR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Ford Motor Credit Company, LLCFR_345397B51
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Venture Global LNG, Inc.FR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011349 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000011349 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011349 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011349 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011349 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011349 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000011349 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011349 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011349 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011349 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011349 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011349 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011349 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011378 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011378 | Eastroc Beverage Group Company, Ltd.FR_BP91NL902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011378 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011378 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011378 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011378 | Rolls-Royce Holdings, PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011378 | UniCredit, S.p.A.FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011378 | Heidelberg Materials, AGFR_512067901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011378 | London Stock Exchange Group, PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011378 | Alibaba Group Holding, Ltd. (ADR)FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011378 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000011378 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000011378 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011378 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011378 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000011378 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000011378 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011378 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011378 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011378 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011380 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011380 | Eastroc Beverage Group Company, Ltd.FR_BP91NL902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011380 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011380 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011380 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011380 | Rolls-Royce Holdings, PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011380 | UniCredit, S.p.A.FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011380 | Heidelberg Materials, AGFR_512067901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011380 | London Stock Exchange Group, PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011380 | Alibaba Group Holding, Ltd. (ADR)FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011380 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000011380 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000011380 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011380 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011380 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000011380 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000011380 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011380 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011380 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011380 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011381 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011381 | Eastroc Beverage Group Company, Ltd.FR_BP91NL902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011381 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011381 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011381 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011381 | Rolls-Royce Holdings, PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011381 | UniCredit, S.p.A.FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011381 | Heidelberg Materials, AGFR_512067901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011381 | London Stock Exchange Group, PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011381 | Alibaba Group Holding, Ltd. (ADR)FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011381 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000011381 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000011381 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011381 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011381 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000011381 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000011381 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011381 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011381 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011381 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204888 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000204888 | Eastroc Beverage Group Company, Ltd.FR_BP91NL902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204888 | Hitachi, Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000204888 | Spotify Technology, SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204888 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204888 | Rolls-Royce Holdings, PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000204888 | UniCredit, S.p.A.FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204888 | Heidelberg Materials, AGFR_512067901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000204888 | London Stock Exchange Group, PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204888 | Alibaba Group Holding, Ltd. (ADR)FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204888 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000204888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000204888 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204888 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000204888 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000204888 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000204888 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204888 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204888 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234923 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234923 | DigiPlus Interactive Corp.FR_618560908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234923 | Scout24, SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234923 | Swissquote Group Holding, SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234923 | BayCurrent, Inc.FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | IHI Corp.FR_646698001
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | Embraer, SA. (ADR)FR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | Lottomatica Group S.p.AFR_BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234923 | BAWAG Group, AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234923 | R&S Group Holding, AGFR_BPBQL8905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234923 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000234923 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000234923 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234923 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234923 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000234923 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000234923 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000234923 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234923 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234923 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234922 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234922 | DigiPlus Interactive Corp.FR_618560908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234922 | Scout24, SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234922 | Swissquote Group Holding, SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234922 | BayCurrent, Inc.FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234922 | IHI Corp.FR_646698001
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234922 | Embraer, SA. (ADR)FR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234922 | Lottomatica Group S.p.AFR_BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234922 | BAWAG Group, AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234922 | R&S Group Holding, AGFR_BPBQL8905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000234922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000234922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234922 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000234922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000234922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000234922 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234922 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234922 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234924 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234924 | DigiPlus Interactive Corp.FR_618560908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234924 | Scout24, SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234924 | Swissquote Group Holding, SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234924 | BayCurrent, Inc.FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234924 | IHI Corp.FR_646698001
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234924 | Embraer, SA. (ADR)FR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234924 | Lottomatica Group S.p.AFR_BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234924 | BAWAG Group, AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234924 | R&S Group Holding, AGFR_BPBQL8905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234924 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000234924 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000234924 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234924 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234924 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000234924 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000234924 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000234924 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234924 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234924 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234925 | Amber Enterprises India, Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234925 | DigiPlus Interactive Corp.FR_618560908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234925 | Scout24, SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234925 | Swissquote Group Holding, SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234925 | BayCurrent, Inc.FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234925 | IHI Corp.FR_646698001
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234925 | Embraer, SA. (ADR)FR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234925 | Lottomatica Group S.p.AFR_BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234925 | BAWAG Group, AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234925 | R&S Group Holding, AGFR_BPBQL8905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234925 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000234925 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000234925 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234925 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234925 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000234925 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000234925 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000234925 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234925 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234925 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011366 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011366 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011366 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011366 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011366 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011366 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011366 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011366 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011366 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011366 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011366 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000011366 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011366 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000011366 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011366 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011366 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011366 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011366 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011366 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011366 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011366 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011366 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011366 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011366 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011368 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011368 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011368 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011368 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011368 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011368 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011368 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011368 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011368 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011368 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011368 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000011368 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011368 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000011368 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011368 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011368 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011368 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011368 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011368 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011368 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011368 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011368 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011368 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011368 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011369 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011369 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011369 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011369 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011369 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011369 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011369 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011369 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011369 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011369 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011369 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000011369 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011369 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000011369 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011369 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011369 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011369 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011369 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011369 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011369 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011369 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011369 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011369 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000011369 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220408 | Alibaba Group Holding, Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220408 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220408 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220408 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220408 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220408 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220408 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220408 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220408 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220408 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220408 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000220408 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000220408 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220408 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220408 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220408 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000220408 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220408 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220408 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220408 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220408 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220408 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220408 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000220408 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000165048 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000165048 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165048 | Boeing CompanyFR_097023105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000165048 | SPDR S&P Regional Banking ETFFR_78464A698
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165048 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165048 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165048 | 3M CompanyFR_88579Y101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165048 | Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165048 | Canadian Pacific Kansas City, Ltd.FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000165048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000165048 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000165048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000165048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000165048 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165048 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000165048 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165049 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000165049 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165049 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165049 | Boeing CompanyFR_097023105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000165049 | SPDR S&P Regional Banking ETFFR_78464A698
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165049 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165049 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165049 | 3M CompanyFR_88579Y101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165049 | Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165049 | Canadian Pacific Kansas City, Ltd.FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165049 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000165049 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000165049 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000165049 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000165049 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000165049 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165049 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000165049 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165050 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000165050 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165050 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165050 | Boeing CompanyFR_097023105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000165050 | SPDR S&P Regional Banking ETFFR_78464A698
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165050 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165050 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165050 | 3M CompanyFR_88579Y101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165050 | Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165050 | Canadian Pacific Kansas City, Ltd.FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000165050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000165050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000165050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000165050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000165050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165050 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000165050 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011350 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011350 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011350 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011350 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011350 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011350 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011350 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011350 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011350 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011350 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011350 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000011350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011350 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011350 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011350 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000011350 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000011350 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000011350 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011350 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011350 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011352 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011352 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011352 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011352 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011352 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011352 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011352 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011352 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011352 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011352 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011352 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000011352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011352 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011352 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011352 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000011352 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000011352 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000011352 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011352 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011352 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011352 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011353 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011353 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011353 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011353 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011353 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011353 | Eli Lilly & CompanyFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011353 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011353 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011353 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011353 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011353 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000011353 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011353 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011353 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011353 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000011353 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000011353 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000011353 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011353 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011353 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011353 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211098 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211098 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211098 | Genius Sports, Ltd.FR_G3934V109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211098 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211098 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211098 | Marex Group, PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211098 | Lincoln Educational Services Corp.FR_533535100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211098 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211098 | Limbach Holdings, Inc.FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211098 | AvePoint, Inc.FR_053604104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211098 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211098 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000211098 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000211098 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211098 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000211098 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211098 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211098 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211098 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228743 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228743 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228743 | Genius Sports, Ltd.FR_G3934V109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228743 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228743 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228743 | Marex Group, PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228743 | Lincoln Educational Services Corp.FR_533535100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228743 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228743 | Limbach Holdings, Inc.FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228743 | AvePoint, Inc.FR_053604104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228743 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000228743 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000228743 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000228743 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228743 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000228743 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000228743 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228743 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228743 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211096 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211096 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211096 | Genius Sports, Ltd.FR_G3934V109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211096 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211096 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211096 | Marex Group, PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211096 | Lincoln Educational Services Corp.FR_533535100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211096 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211096 | Limbach Holdings, Inc.FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211096 | AvePoint, Inc.FR_053604104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211096 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211096 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000211096 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000211096 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211096 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000211096 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211096 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211096 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211096 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211097 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211097 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211097 | Genius Sports, Ltd.FR_G3934V109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211097 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211097 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211097 | Marex Group, PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211097 | Lincoln Educational Services Corp.FR_533535100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211097 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211097 | Limbach Holdings, Inc.FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211097 | AvePoint, Inc.FR_053604104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211097 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211097 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000211097 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000211097 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211097 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000211097 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211097 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211097 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211097 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213161 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213161 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213161 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213161 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213161 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213161 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213161 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213161 | Penumbra, Inc.FR_70975L107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213161 | Masimo Corp.FR_574795100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213161 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213161 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000213161 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213161 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000213161 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213161 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000213161 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213161 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213161 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213161 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213161 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213162 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213162 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213162 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213162 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213162 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213162 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213162 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213162 | Penumbra, Inc.FR_70975L107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213162 | Masimo Corp.FR_574795100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213162 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213162 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000213162 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213162 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000213162 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213162 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000213162 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213162 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213162 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213162 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213162 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213160 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213160 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213160 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213160 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213160 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213160 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213160 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213160 | Penumbra, Inc.FR_70975L107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213160 | Masimo Corp.FR_574795100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213160 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000213160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000213160 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000213160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213160 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213160 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213160 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213160 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150500 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000150500 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000150500 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150500 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150500 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150500 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150500 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150500 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150500 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150500 | S&P 500 Index, PutFR_ADI2Q1BZ9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150500 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000150500 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000150500 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000150500 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150500 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000150500 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150500 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000150500 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150500 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150500 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000150500 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150500 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000150501 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000150501 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000150501 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150501 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150501 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150501 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150501 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150501 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150501 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150501 | S&P 500 Index, PutFR_ADI2Q1BZ9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000150501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000150501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000150501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000150501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000150501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000150501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150501 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000150502 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000150502 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000150502 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150502 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150502 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150502 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150502 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150502 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150502 | SPDR® S&P 500® ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150502 | S&P 500 Index, PutFR_ADI2Q1BZ9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000150502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000150502 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000150502 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000150502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000150502 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150502 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150502 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000150502 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150502 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243951 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243951 | Amedisys, Inc.FR_023436108
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243951 | FutureTech II Acquisition Corp.FR_36119D103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243951 | Hess Corp.FR_42809H107
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243951 | Ansys, Inc.FR_03662Q105
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243951 | Everest Consolidator Acquisition Corp.FR_29978K102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243951 | Interpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243951 | Redfin Corp.FR_75737FAE8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243951 | Five9, Inc.FR_338307AF8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243951 | Amcor, PLCFR_G0250X107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243951 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000243951 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243951 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243951 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243951 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243951 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243951 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243951 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243951 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243951 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000243951 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000243950 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243950 | Amedisys, Inc.FR_023436108
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243950 | FutureTech II Acquisition Corp.FR_36119D103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243950 | Hess Corp.FR_42809H107
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243950 | Ansys, Inc.FR_03662Q105
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243950 | Everest Consolidator Acquisition Corp.FR_29978K102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243950 | Interpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243950 | Redfin Corp.FR_75737FAE8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243950 | Five9, Inc.FR_338307AF8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243950 | Amcor, PLCFR_G0250X107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243950 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000243950 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243950 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243950 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243950 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243950 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243950 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243950 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243950 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243950 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000243950 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000243949 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243949 | Amedisys, Inc.FR_023436108
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243949 | FutureTech II Acquisition Corp.FR_36119D103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243949 | Hess Corp.FR_42809H107
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243949 | Ansys, Inc.FR_03662Q105
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243949 | Everest Consolidator Acquisition Corp.FR_29978K102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243949 | Interpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243949 | Redfin Corp.FR_75737FAE8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243949 | Five9, Inc.FR_338307AF8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243949 | Amcor, PLCFR_G0250X107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243949 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000243949 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243949 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243949 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243949 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243949 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243949 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243949 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243949 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243949 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000243949 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000204432 | U.S. Treasury NoteFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000204432 | U.S. Treasury NoteFR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204432 | U.S. Treasury NoteFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000204432 | GS Mortgage Securities Corp.FR_36270GAA9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204432 | CNH Equipment TrustFR_18978JAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204432 | American Express Credit Account MasterFR_02582JKF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | Toyota Auto Loan Extended Note TrustFR_89231WAA1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | MMAF Equipment Finance LLCFR_55317WAC5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | Ford Credit Auto Owner TrustFR_34533BAA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | DLLAA, LLCFR_233249AC5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000204432 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000204432 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000204432 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000204432 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000204432 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000204432 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204433 | U.S. Treasury NoteFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000204433 | U.S. Treasury NoteFR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204433 | U.S. Treasury NoteFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000204433 | GS Mortgage Securities Corp.FR_36270GAA9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204433 | CNH Equipment TrustFR_18978JAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204433 | American Express Credit Account MasterFR_02582JKF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | Toyota Auto Loan Extended Note TrustFR_89231WAA1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | MMAF Equipment Finance LLCFR_55317WAC5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | Ford Credit Auto Owner TrustFR_34533BAA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | DLLAA, LLCFR_233249AC5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000204433 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000204433 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000204433 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000204433 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000204433 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000204433 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000049601 | U.S. Treasury NoteFR_91282CLJ8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049601 | U.S. Treasury NoteFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000049601 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049601 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049601 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049601 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049601 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049601 | U.S. Treasury BondFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049601 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049601 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049601 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000049601 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049601 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049601 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000049601 | AssetResidential Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049603 | U.S. Treasury NoteFR_91282CLJ8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049603 | U.S. Treasury NoteFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000049603 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049603 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049603 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049603 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049603 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049603 | U.S. Treasury BondFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049603 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049603 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049603 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000049603 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049603 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049603 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000049603 | AssetResidential Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049604 | U.S. Treasury NoteFR_91282CLJ8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049604 | U.S. Treasury NoteFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000049604 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049604 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049604 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049604 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049604 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049604 | U.S. Treasury BondFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049604 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049604 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049604 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000049604 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049604 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049604 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000049604 | AssetResidential Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%